==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                   Jodi Levine
                  383 Madison Avenue, New York, New York 10179
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





 ==============================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2006 follows.





================================================================================
DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                            Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

                            INDEPENDENT REGISTERED
ADMINISTRATOR               PUBLIC ACCOUNTING FIRM
Bear Stearns Funds          Tait, Weller & Baker LLP
Management Inc.             1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

================================================================================

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.



















                                  ANNUAL REPORT
                               DECEMBER 31, 2006

================================================================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       12

Tax Information                                                               13

Additional Information Regarding the Fund's
      Directors and Corporate Officers                                        14

Description of Dividend Reinvestment Plan                                     17

Proxy Voting and Portfolio Holdings Information                               19

Privacy Policy Notice                                                         19

Summary of General Information                                                20

Shareholder Information                                                       20



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SECTOR ALLOCATION
                                                                  Percent of
Sector                                                            Net Assets
--------------------------------------------------------------------------------
Financials                                                          21.4
--------------------------------------------------------------------------------
Information Technology                                              14.9
--------------------------------------------------------------------------------
Healthcare                                                          11.8
--------------------------------------------------------------------------------
Consumer Discretionary                                              10.9
--------------------------------------------------------------------------------
Industrials                                                         10.7
--------------------------------------------------------------------------------
Energy                                                               9.8
--------------------------------------------------------------------------------
Consumer Staples                                                     9.4
--------------------------------------------------------------------------------
Utilities                                                            3.5
--------------------------------------------------------------------------------
Telecommunication Services                                           3.1
--------------------------------------------------------------------------------
Materials                                                            2.5
--------------------------------------------------------------------------------
Closed-End Funds                                                     1.1
--------------------------------------------------------------------------------
Other                                                                0.9
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER
                                                                     Percent of
     Holding                              Sector                     Net Assets
--------------------------------------------------------------------------------
1.   Exxon Mobil Corporation              Energy                        4.1
--------------------------------------------------------------------------------
2.   General Electric Company             Industrials                   2.9
--------------------------------------------------------------------------------
3.   Microsoft Corporation                Information Technology        2.4
--------------------------------------------------------------------------------
4.   Bank of America Corporation          Financials                    2.3
--------------------------------------------------------------------------------
5.   Citigroup Inc.                       Financials                    2.0
--------------------------------------------------------------------------------
6.   Johnson & Johnson                    Healthcare                    2.0
--------------------------------------------------------------------------------
7.   Procter & Gamble Company (The)       Consumer Staples              2.0
--------------------------------------------------------------------------------
8.   EMC Corporation                      Information Technology        1.9
--------------------------------------------------------------------------------
9.   Cisco Systems, Inc.                  Information Technology        1.7
--------------------------------------------------------------------------------
10.  American International Group, Inc.   Financials                    1.5
--------------------------------------------------------------------------------


================================================================================



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.59%
  CLOSED-END FUNDS - 1.10%
   Total Closed-End Funds (a)                                      $  1,497,073
                                                                   ------------
CONSUMER DISCRETIONARY - 10.94%
  Comcast Corporation, Special Class A *                  19,037        805,836
  Home Depot, Inc. (The)                                  23,100        927,696
  Time Warner Inc. ^                                      76,000      1,655,280
  Other Consumer Discretionary (a)                                   11,528,546
                                                                   ------------
                                                                     14,917,358
                                                                   ------------
CONSUMER STAPLES - 9.43%
  Altria Group, Inc.                                      22,300      1,913,786
  Coca-Cola Company (The)                                 27,000      1,302,750
  PepsiCo, Inc. ^                                         21,100      1,319,805
  Procter & Gamble Company (The)                          41,297      2,654,158
  Wal-Mart Stores, Inc.                                   21,600        997,488
  Other Consumer Staples (a)                                          4,670,519
                                                                   ------------
                                                                     12,858,506
                                                                   ------------
ENERGY - 9.81%
  Baker Hughes Incorporated                               10,600        791,396
  Chevron Corporation                                     24,532      1,803,838
  ConocoPhillips ^                                        17,974      1,293,229
  Exxon Mobil Corporation                                 73,500      5,632,305
  Occidental Petroleum Corporation                        16,000        781,280
  Schlumberger Limited                                    22,000      1,389,520
  Other Energy (a)                                                    1,688,207
                                                                   ------------
                                                                     13,379,775
                                                                   ------------
FINANCIALS - 21.35%
  American Express Company                                19,600      1,189,132
  American International Group, Inc.                      28,331      2,030,199
  Bank of America Corporation ^                           59,138      3,157,378
  Citigroup Inc. ^                                        49,300      2,746,010




                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
Goldman Sachs Group, Inc. (The)                            7,300   $  1,455,255
  JPMorgan Chase & Co.                                    40,132      1,938,376
  Metlife, Inc.                                           15,200        896,952
  Morgan Stanley                                          15,500      1,262,165
  Prudential Financial, Inc.                              10,700        918,702
  U.S. Bancorp                                            28,401      1,027,832
  Wachovia Corporation                                    19,600      1,116,220
  Wells Fargo & Company                                   48,400      1,721,104
  Other Financials (a)                                                9,641,202
                                                                   ------------
                                                                     29,100,527
                                                                   ------------
HEALTHCARE - 11.80%
  Abbott Laboratories                                     28,000      1,363,880
  Amgen Inc. *                                            18,900      1,291,059
  Johnson & Johnson                                       40,900      2,700,218
  Medtronic, Inc.                                         19,000      1,016,690
  Merck & Co. Inc.                                        20,000        872,000
  Pfizer Inc.                                             36,060        933,954
  UnitedHealth Group Incorporated                         17,000        913,410
  WellPoint Inc. *                                        11,500        904,935
  Wyeth                                                   20,200      1,028,584
  Other Healthcare (a)                                                5,063,876
                                                                   ------------
                                                                     16,088,606
                                                                   ------------
INDUSTRIALS - 10.73%
  3M Co.                                                   9,400        732,542
  Boeing Company (The)                                     9,200        817,328
  Caterpillar Inc.                                        11,800        723,694
  General Electric Company                               105,400      3,921,934
  Other Industrials (a)                                               8,433,156
                                                                   ------------
                                                                     14,628,654
                                                                   ------------
INFORMATION TECHNOLOGY - 14.93%
  Cisco Systems, Inc. *                                   82,900      2,265,657
  EMC Corporation *                                      200,648      2,648,554
  Google Inc. ^ *                                          2,500      1,151,200
  Hewlett-Packard Company                                 19,900        819,681
  Intel Corporation                                       82,500      1,670,625

================================================================================
See accompanying notes to financial statements

2


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
  International Business Machines Corporation             12,600   $  1,224,090
  Microsoft Corporation                                  109,200      3,260,712
  Oracle Corporation *                                    44,272        758,822
  Other Information Technology (a)                                    6,559,429
                                                                   ------------
                                                                     20,358,770
                                                                   ------------
MATERIALS - 2.46%
  Total Materials (a)                                                 3,350,348
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 0.48%
  Total Real Estate Investment Trust (a)                                658,385
                                                                   ------------
TELECOMMUNICATION SERVICES - 3.05%
  AT&T Inc.                                               31,364      1,121,263
  BellSouth Corporation                                   19,000        895,090
  Verizon Communications Inc.                             35,600      1,325,744
  Other Telecommunication Services (a)                                  817,045
                                                                   ------------
                                                                      4,159,142
                                                                   ------------
UTILITIES - 3.51%
  Total Utilities (a)                                                 4,785,770
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost - $106,625,134)                                             135,782,914
                                                                   ------------


                                                     Principal
                                                      Amount
Description                                           (000's)          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.46%
  REPURCHASE AGREEMENTS - 2.46%
   Bear, Stearns & Co. Inc. +
    (Agreements dated 12/29/2006 to be
    repurchased at $3,356,577)(b)                        $ 3,355   $  3,355,249
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $3,355,249)                                                 3,355,249
                                                                   ------------
TOTAL INVESTMENTS - 102.05%
  (cost - $109,980,383)                                             139,138,163
                                                                   ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (2.05)%                                             (2,793,834)
                                                                   ------------

NET ASSETS - 100.00%                                               $136,344,329

                                                                   ------------
----------
*    Non-income producing security.

^    Security or a portion thereof is out on loan.

+ Includes investments purchased with cash collateral received for securities on loan.

(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2006.

(b) At December 29, 2006, the maturity date for all repurchase agreements held was January 2, 2007, with interest rates ranging from 2.6565% to 5.3130% and collateralized by $3,455,445 in U.S. Treasury Bond Strips.



================================================================================
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS

Investments, at value, including collateral for securities
  on loan of $2,748,824 (Cost $109,980,383)(1)                    $ 139,138,163
Receivables:
  Securities sold                                                     2,313,478
  Dividends                                                             174,261
  Interest                                                                4,917
Prepaid expenses                                                          2,116
                                                                  -------------
Total Assets                                                        141,632,935
                                                                  -------------

LIABILITIES

Payables:
  Upon return of securities loaned                                    2,748,824
  Securities purchased                                                2,332,902
  Investment management fees                                            103,285
  Directors' fees                                                        30,993
  Other accrued expenses                                                 67,544
  Due to custodian                                                        5,058
                                                                  -------------
Total Liabilities                                                     5,288,606
                                                                  -------------
NET ASSETS (applicable to 25,643,074 shares of
  common stock outstanding)                                       $ 136,344,329
                                                                  =============

NET ASSET VALUE PER SHARE ($136,344,329 / 25,643,074)             $        5.32
                                                                  =============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value; 25,643,074 shares
  issued and outstanding (100,000,000 shares authorized)          $      25,643
Paid-in capital                                                     132,448,640
Cost of 1,060,821 shares repurchased                                (19,974,127)
Accumulated net realized loss on investments                         (5,313,607)
Net unrealized appreciation in value of investments                  29,157,780
                                                                  -------------
Net assets applicable to shares outstanding                       $ 136,344,329
                                                                  =============

(1) Includes securities out on loan to brokers with a market value of $2,730,234.


================================================================================
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends                                                        $  2,726,475
  Interest                                                               44,799
  Securities lending                                                     33,496
                                                                   ------------
  Total Investment Income                                             2,804,770
                                                                   ------------

Expenses:
  Investment management fees                                          1,352,257
  Administration fees                                                   135,224
  Directors' fees                                                       109,900
  Legal and audit fees                                                   63,577
  Printing                                                               51,001
  Accounting fees                                                        39,475
  Custodian fees                                                         23,190
  Transfer agent fees                                                    19,899
  Stock exchange listing fees                                            15,993
  Insurance                                                               8,202
  Miscellaneous                                                           2,500
                                                                   ------------
  Total Expenses                                                      1,821,218
  Less: Management fee waivers                                         (134,059)
  Less: Fees paid indirectly                                            (33,228)
                                                                   ------------
    Net Expenses                                                      1,653,931
                                                                   ------------
  Net Investment Income                                               1,150,839
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                      (61,098)
Capital gain distributions from regulated investment companies           39,515
Net change in unrealized appreciation in value of investments        16,725,100
                                                                   ------------
Net realized and unrealized gain on investments                      16,703,517
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,854,356
                                                                   ============


================================================================================
                                  See accompanying notes to financial statements

                                                                               5


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the Years Ended
                                                                           December 31,
                                                                 ------------------------------
                                                                       2006            2005
                                                                 -------------    -------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                                          $   1,150,839    $     834,753
  Net realized gain/(loss) from investments                            (61,098)      27,008,793
  Capital gain distributions from regulated investment companies        39,515             --
  Net change in unrealized appreciation in value of investments     16,725,100      (22,438,516)
                                                                 -------------    -------------
    Net increase in net assets resulting from operations            17,854,356        5,405,030
                                                                 -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                             (1,150,839)        (980,195)
  Net realized capital gains                                              --        (24,369,995)
  Return-of-capital                                                (25,065,536)            --
                                                                 -------------    -------------
    Total dividends and distributions to shareholders              (26,216,375)     (25,350,190)
                                                                 -------------    -------------

Capital stock transactions:
  Proceeds from 932,769 and 832,602 shares newly issued
    or from treasury in reinvestment of dividends
    and distributions, respectively                                  5,000,232        4,961,290
                                                                 -------------    -------------

    Total decrease in net assets                                    (3,361,787)     (14,983,870)
                                                                 -------------    -------------


NET ASSETS

Beginning of year                                                  139,706,116      154,689,986
                                                                 -------------    -------------

End of year                                                      $ 136,344,329    $ 139,706,116
                                                                 =============    =============


================================================================================
See accompanying notes to financial statements.

6



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                         For the Years Ended December 31,
                                                         ------------------------------------------------------------
                                                            2006        2005          2004         2003         2002
                                                            ----        ----          ----         ----         ----
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                       $   5.65     $   6.48     $   6.90     $   6.41     $   9.20
                                                         --------     --------     --------     --------     --------
Net investment income/(loss) #                               0.05         0.03         0.05         0.04        (0.01)
Net realized and unrealized gain/(loss)
  on investments                                             0.66         0.18         0.55         1.44        (2.29)
                                                         --------     --------     --------     --------     --------
Net increase/(decrease) in net assets
  resulting from operations                                  0.71         0.21         0.60         1.48        (2.30)
                                                         --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                     (0.04)       (0.04)       (0.05)       (0.04)     --
  Net realized gain on investments                           --          (1.00)     --           --           --
  Return-of-capital                                         (1.00)     --             (0.99)       (0.95)       (0.50)
                                                         --------     --------     --------     --------     --------
Total dividends and distributions to shareholders           (1.04)       (1.04)       (1.04)       (0.99)       (0.50)
                                                         --------     --------     --------     --------     --------
Capital stock transactions:
  Anti-dilutive effect due to capital
    stock repurchased                                        --           --           --           --           0.02
  Anti-dilutive/(dilutive) effect due to shares issued
    in reinvestment of dividends and distributions           --           --           0.02      --             (0.01)
                                                         --------     --------     --------     --------     --------
Total capital stock transactions                             --           --           0.02      --              0.01
                                                         --------     --------     --------     --------     --------
Net asset value, end of year                             $   5.32     $   5.65     $   6.48     $   6.90     $   6.41
                                                         ========     ========     ========     ========     ========
Market value, end of year                                $   8.45     $   7.05     $   8.51     $   9.00     $   5.85
                                                         ========     ========     ========     ========     ========
Total investment return (a)                                 45.36%       (1.32)%       8.38%       77.69%      (20.85)%
                                                         ========     ========     ========     ========     ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $136,344     $139,706     $154,690     $ 26,565     $ 24,376
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                             1.22%        1.20%        1.28%        1.20%        1.80%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                          1.32%        1.36%        1.50%        1.59%        2.17%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                             1.25%        1.26%        1.36%        1.25%        1.86%
Ratio of net investment income/(loss) to
  average net assets                                         0.85%        0.58%        0.73%        0.68%       (0.13)%
Portfolio turnover rate                                     10.59%       21.60%       39.05%       11.88%       29.63%

-------------------------------------------------------------------------------------------------------------------------

     #    Based on average shares outstanding.
     (a) Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Expenses are net of fees paid indirectly.
     (c)  Expenses exclude the reduction for fees paid indirectly.

                                 See accompanying notes to financial statements.

                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2006, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. ("FIN") 48, Accounting for Uncertainty in Income Taxes. FIN 48 is effective for financial statements issued for fiscal years beginning after December 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. The Fund does not expect the FASB's issuance of FIN 48 to materially impact the Fund's financial condition or results of operations.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2006, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.10% of average net assets. For the year ended December 31, 2006, Cornerstone earned $1,352,257 for investment management services, of which it waived $134,059. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $33,228 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $44,878 for the year ended December 31, 2006 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the year ended December 31, 2006, purchases and sales of securities, other than short-term investments, were $14,329,537 and $34,033,824 respectively.

NOTE D. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33-1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at December 31, 2006, was $2,730,234. During the year ended December 31, 2006, the Fund earned $33,496 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE E. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

             ORDINARY INCOME                    RETURN-OF-CAPITAL
             ---------------                    -----------------
           2006           2005                2006            2005
           ----           ----                ----            ----
       $1,150,839       $980,195           $25,065,536         --

                              LONG-TERM CAPITAL GAINS
                              -----------------------
                            2006                   2005
                            ----                   ----
                             --                 $24,369,995


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

At December 31, 2006 the components of distributable earnings on a tax basis, for the Fund were as follows:

Accumulated net realized loss          $ (5,257,673)
Unrealized appreciation                  29,101,846
                                       ------------
Total distributable earnings           $ 23,844,173
                                       ============

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2006, the Fund did not incur Post-October losses.

At December 31, 2006, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,257,673 of which $2,513,030 expires in 2008, $1,281,365 expires in 2009, $693,207 expires in 2010, $635,700 expires in 2011, and $134,371 expires in 2012.

At December 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $110,036,317, $30,273,165, $1,171,319 and $29,101,846, respectively.













================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 7, 2007









================================================================================

2006 TAX INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2006) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. As indicated in this notice, significant portions of the Fund's distributions for 2006 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2006 the following dividends and distributions per share were paid by the Fund:




                                           SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                                                      (PER SHARE AMOUNTS)

PAYMENT DATES:              1/31/06        2/28/06       3/31/06       4/28/06       5/31/06       6/30/06
                           --------       --------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0038       $ 0.0038      $ 0.0038      $ 0.0038      $ 0.0038      $ 0.0038
Return-of-Capital(2)       $ 0.0832       $ 0.0832      $ 0.0832      $ 0.0832      $ 0.0832      $ 0.0832
                           --------       --------      --------      --------      --------      --------
Total:                     $ 0.0870       $ 0.0870      $ 0.0870      $ 0.0870      $ 0.0870      $ 0.0870
                           ========       ========      ========      ========      ========      ========

PAYMENT DATES:              7/31/06        8/31/06       9/29/06      10/31/06      11/30/06      12/29/06
                           --------       --------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0038       $ 0.0038      $ 0.0038      $ 0.0038      $ 0.0038      $ 0.0038
Return-of-Capital(2)       $ 0.0832       $ 0.0832      $ 0.0832      $ 0.0832      $ 0.0832      $ 0.0832
                           --------       --------      --------      --------      --------      --------
Total:                     $ 0.0870       $ 0.0870      $ 0.0870      $ 0.0870      $ 0.0870      $ 0.0870
                           ========       ========      ========      ========      ========      ========

----------------------------------------------------------------------------------------------------------

     (1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
     (2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all of its (100%) ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


================================================================================

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS*             POSITION(S)           PRINCIPAL OCCUPATION                        WITH FUND     OVERSEEN BY
(BIRTH DATE)         HELD WITH FUND        OVER LAST 5 YEARS                           SINCE         DIRECTORS
-------------------------------------------------------------------------------------------------------------------
Ralph W.             Chairman of the       President, Cornerstone Advisors, Inc.;      1998          2
Bradshaw**           Board of              Financial Consultant; President and
(Dec. 1950)          Directors and         Director of Cornerstone Total Return
                     President             Fund, Inc.
William A.           Director and Vice     Director and Stockholder of Cornerstone     2004          2
Clark**              President             Advisors, Inc.; Director and Vice
(Oct. 1945)                                President of Cornerstone Total Return
                                           Fund, Inc.; former financial consultant of
                                           Deep Discount Advisors, Inc.
Glenn W.             Director; Audit       Chairman of the Board and Chief             2000          2
Wilcox, Sr.          Committee             Executive Officer of Wilcox Travel
(Dec. 1931)          Chairman,             Agency, Inc.; Director of Cornerstone
                     Nominating and        Total Return Fund, Inc.
                     Corporate
                     Governance
                     Committee
                     Member
Thomas H.            Director; Audit,      Independent Financial Adviser; Director     1987          2
Lenagh               Nominating and        of Photonics Products Group; Director
(Nov. 1924)          Corporate             of Cornerstone Total Return Fund, Inc.;
                     Governance            Director of Adams Express and
                     Committee             Petroleum and Resources; Retired
                     Member                Treasurer and Investment Manager of
                                           Ford Foundation.
Edwin                Director; Audit,      Distinguished Fellow, The Heritage          2001          2
Meese III            Nominating and        Foundation Washington D.C.;
(Dec. 1931)          Corporate             Distinguished Visiting Fellow at the
                     Governance            Hoover Institution, Stanford University;
                     Committee             Senior Adviser, Revelation L.P.; formerly
                     Member                U.S. Attorney General under President
                                           Ronald Reagan; Director of Cornerstone
                                           Total Return Fund, Inc.



================================================================================

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                              POSITION       FUND COMPLEX
ADDRESS*               POSITION(S)         PRINCIPAL OCCUPATION                       WITH FUND      OVERSEEN BY
(BIRTH DATE)           HELD WITH FUND      OVER LAST 5 YEARS                          SINCE          DIRECTORS
-------------------------------------------------------------------------------------------------------------------
Scott B. Rogers        Director; Audit,    Chairman, Board of Health Partners,        2000           2
(July 1955)            Nominating and      Inc.; Chief Executive Officer, Asheville
                       Corporate           Buncombe Community Christian
                       Governance          Ministry; and President, ABCCM
                       Committee           Doctor's Medical Clinic; Appointee, NC
                       Member              Governor's Commission on Welfare to
                                           Work; Director of Cornerstone Total
                                           Return Fund, Inc.

Andrew A.              Director;           Attorney and senior member of Strauss      2000           2
Strauss                Chairman of         & Associates, P.A., Attorneys, Asheville
(Nov. 1953)            Nominating and      and Hendersonville, NC; previous
                       Corporate           President of White Knight Healthcare,
                       Governance          Inc. and LMV Leasing, Inc., a wholly
                       Committee and       owned subsidiary of Xerox Credit
                       Audit Committee     Corporation; Director of Cornerstone
                       Member              Total Return Fund, Inc.









================================================================================

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)


NAME AND                                                                                            POSITION
ADDRESS*                    POSITION              PRINCIPAL OCCUPATION                              WITH FUND
(BIRTH DATE)                HELD WITH FUND        OVER LAST 5 YEARS                                 SINCE
--------------------------------------------------------------------------------------------------------------
Gary A. Bentz               Chief Compliance      Chairman and Chief Financial Officer of           2004
(June 1956)                 Officer               Cornerstone Advisors, Inc.; previous Director,
                                                  Vice President and Treasurer of the Fund and
                                                  Cornerstone Total Return Fund, Inc.; Financial
                                                  Consultant, C.P.A., Chief Compliance Officer
                                                  of Cornerstone Total Return Fund, Inc.
Thomas R. Westle            Secretary             Partner, Blank Rome LLP, a law firm;              2000
405 Lexington Avenue                              previous partner, Spitzer & Feldman P.C.,
New York, NY 10174                                a law firm; Secretary of Cornerstone
(Dec. 1953)                                       Total Return Fund, Inc.
Jodi B. Levine              Treasurer             Associate Director, Bear, Stearns & Co. Inc.;     2004
(Aug. 1969)                                       Treasurer of Cornerstone Total Return
                                                  Fund, Inc.

------------------------------------------------------------------------------------------------------------------
*  The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave.
   -23rd Floor, New York, NY 10179 unless otherwise indicated.
** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Messrs. Bradshaw and Clark are interested persons of the Fund by virtue of their current positions with the Investment Manager of the Fund.











================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)


The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.










================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "CornerStrt" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------






================================================================================

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (212)272-3550.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. (a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2006 and December 31, 2005.

                                                       2006          2005
                                                     -------       -------
Audit Fees                                           $16,400       $15,600
Audit-related Fees                                        --            --
Tax Fees (1)                                         $ 3,300       $ 3,100
All Other Fees                                            --            --
                                                     -------       -------
Total                                                $19,700       $18,700
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs

(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2005 and December 31, 2006).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 99.59%
CLOSED-END FUNDS - 1.10%
  Adams Express Company                                    49,500   $   686,565
  General American Investors Company                        3,000       111,360
  Liberty All-Star Equity Fund                             67,300       557,917
  Liberty All-Star Growth Fund, Inc.                       26,300       141,231
                                                                    -----------
                                                                      1,497,073
                                                                    -----------
CONSUMER DISCRETIONARY - 10.94%
  Amazon.com, Inc. *                                        5,500       217,030
  Bed Bath & Beyond Inc. ^ *                                4,200       160,020
  Best Buy Co., Inc. ^                                      3,625       178,314
  Black & Decker Corporation (The)                          3,000       239,910
  Carnival Corporation                                     11,800       578,790
  Clear Channel Communications, Inc. ^                      6,300       223,902
  Coach, Inc. *                                             3,500       150,360
  Comcast Corporation, Special Class A *                   19,037       805,836
  D.R. Horton, Inc.                                         7,000       185,430
  Federated Department Stores, Inc.                        11,052       421,413
  Fortune Brands, Inc. ^                                    3,500       298,865
  Gannett Co., Inc.                                         3,500       211,610
  Gap, Inc. (The)                                          12,200       237,900
  Goodyear Tire & Rubber Company (The) *                    4,500        94,455
  Harley-Davidson, Inc.                                     4,400       310,068
  Hilton Hotels Corporation                                 6,200       216,380
  Home Depot, Inc. (The)                                   23,100       927,696
  J.C. Penney Company, Inc.                                 4,500       348,120
  Johnson Controls, Inc.                                    2,500       214,800
  Kohl's Corporation *                                      2,500       171,075
  Lowe's Companies, Inc.                                   22,400       697,760
  Marriott International, Inc., Class A                     4,200       200,424
  Mattel, Inc.                                              5,500       124,630
  McDonald's Corporation                                   15,100       669,383
  News Corporation, Class A                                23,000       494,040
  NIKE, Inc., Class B                                       7,300       722,919
  Omnicom Group Inc. ^                                      4,100       428,614
  Sears Holdings Corporation *                                503        84,469
  Staples, Inc.                                            10,800       288,360
  Starbucks Corporation *                                  10,800       382,536
  Target Corporation                                       11,800       673,190
  Time Warner Inc. ^                                       76,000     1,655,280
  TJX Companies, Inc. (The)                                 3,000        85,440
  Toyota Motor Corporation ADR                              2,500       335,775
  Univision Communications Inc., Class A *                  7,000       247,940
  Viacom Inc., Class B *                                   11,950       490,308

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
  Walt Disney Company (The)                                20,200       692,254
  Wyndham Worldwide Corp *                                  3,100        99,262
  Yum! Brands, Inc.                                         6,000       352,800
                                                                    -----------
                                                                     14,917,358
                                                                    -----------
CONSUMER STAPLES - 9.43%
  Altria Group, Inc.                                       22,300     1,913,786
  Anheuser-Busch Companies, Inc.                            6,200       305,040
  Archer-Daniels-Midland Company                            9,460       302,342
  Campbell Soup Company                                     2,000        77,780
  Coca-Cola Company (The)                                  27,000     1,302,750
  Colgate-Palmolive Company                                 5,900       384,916
  ConAgra Foods, Inc.                                       4,400       118,800
  Costco Wholesale Corporation                              6,500       343,655
  CVS Corporation                                          14,000       432,740
  General Mills, Inc.                                      12,000       691,200
  H.J. Heinz Company                                        4,000       180,040
  Kimberly-Clark Corporation                                5,500       373,725
  Kroger Co. (The)                                         13,800       318,366
  PepsiCo, Inc. ^                                          21,100     1,319,805
  Procter & Gamble Company (The)                           41,297     2,654,158
  Sara Lee Corporation                                     16,000       272,480
  Sysco Corporation ^                                       5,800       213,208
  Walgreen Co.                                             14,300       656,227
  Wal-Mart Stores, Inc.                                    21,600       997,488
                                                                    -----------
                                                                     12,858,506
                                                                    -----------
ENERGY - 9.81%
  Anadarko Petroleum Corp.                                  2,600       113,152
  Baker Hughes Incorporated                                10,600       791,396
  BJ Services Company                                       3,500       102,620
  Chevron Corporation                                      24,532     1,803,838
  ConocoPhillips ^                                         17,974     1,293,229
  Devon Energy Corporation                                  5,000       335,400
  Exxon Mobil Corporation                                  73,500     5,632,305
  Halliburton Company                                       6,700       208,035
  Marathon Oil Corp.                                        7,500       693,750
  Occidental Petroleum Corporation                         16,000       781,280
  Schlumberger Limited                                     22,000     1,389,520
  XTO Energy, Inc.                                          5,000       235,250
                                                                    -----------
                                                                     13,379,775
                                                                    -----------
FINANCIALS - 21.35%
  AFLAC Incorporated                                        7,000       322,000
  Allstate Corporation (The)                                9,300       605,523
  American Express Company                                 19,600     1,189,132
  American International Group, Inc.                       28,331     2,030,199
  Aon Corporation                                           4,900       173,166
  Bank of America Corporation ^                            59,138     3,157,378
  Bank of New York Company, Inc. (The)                     11,400       448,818
  BB&T Corporation                                          4,000       175,720

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
  Bear Stearns Companies, Inc. (The)                        2,500       406,950
  Charles Schwab Corporation (The)                          6,000       116,040
  Chubb Corporation (The)                                   4,100       216,931
  Citigroup Inc. ^                                         49,300     2,746,010
  Fannie Mae                                                9,300       552,327
  Franklin Resources, Inc.                                  3,700       407,629
  Freddie Mac                                              10,400       706,160
  Goldman Sachs Group, Inc. (The)                           7,300     1,455,255
  Hartford Financial Services Group, Inc. (The)             6,000       559,860
  JPMorgan Chase & Co.                                     40,132     1,938,376
  Lehman Brothers Holdings Inc.                             7,200       562,464
  Marsh & McLennan Companies, Inc. ^                        6,000       183,960
  Merrill Lynch & Co., Inc.                                 7,200       670,320
  Metlife, Inc.                                            15,200       896,952
  Morgan Stanley                                           15,500     1,262,165
  National City Corporation                                12,700       464,312
  PNC Financial Services Group, Inc.                        4,600       340,584
  Prudential Financial, Inc.                               10,700       918,702
  Realogy Corporation *                                     7,000       212,240
  St. Paul Travelers Companies, Inc. (The)                  9,476       508,766
  State Street Corporation                                  3,500       236,040
  SunTrust Banks, Inc.                                      7,600       641,820
  U.S. Bancorp                                             28,401     1,027,832
  UnumProvident Corporation                                 8,100       168,318
  Wachovia Corporation                                     19,600     1,116,220
  Washington Mutual, Inc.                                  15,550       707,370
  Wells Fargo & Company                                    48,400     1,721,104
  Western Union Company ^                                  11,324       253,884
                                                                    -----------
                                                                     29,100,527
                                                                    -----------
HEALTHCARE - 11.80%
  Abbott Laboratories                                      28,000     1,363,880
  Aetna Inc. ^                                              6,000       259,080
  Amgen Inc. *                                             18,900     1,291,059
  Applera Corporation                                       8,000       293,520
  Baxter International Inc.                                 5,000       231,950
  Becton, Dickinson and Company                             6,900       484,035
  Biogen Idec Inc. *                                        5,500       270,545
  Boston Scientific Corporation *                          15,551       267,166
  Bristol-Myers Squibb Company                             25,500       671,160
  Cardinal Health, Inc.                                     5,450       351,144
  Caremark Rx, Inc.                                         9,000       513,990
  Eli Lilly and Company                                     4,700       244,870
  Gilead Sciences, Inc. *                                   3,500       227,255
  Hospira, Inc. *                                           3,700       124,246
  IMS Health Incorporated                                   7,400       203,352
  Johnson & Johnson                                        40,900     2,700,218
  McKesson Corporation                                      5,300       268,710
  Medco Health Solutions, Inc. ^ *                          6,687       357,353
  Medtronic, Inc.                                          19,000     1,016,690

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
  Merck & Co. Inc.                                         20,000       872,000
  Pfizer Inc.                                              36,060       933,954
  Schering-Plough Corporation ^                            12,500       295,500
  UnitedHealth Group Incorporated                          17,000       913,410
  WellPoint Inc. *                                         11,500       904,935
  Wyeth                                                    20,200     1,028,584
                                                                    -----------
                                                                     16,088,606
                                                                    -----------
INDUSTRIALS - 10.73%
  3M Co.                                                    9,400       732,542
  Boeing Company (The)                                      9,200       817,328
  Burlington Northern Santa Fe Corporation                  2,900       214,049
  Caterpillar Inc.                                         11,800       723,694
  CSX Corporation                                          14,300       492,349
  Danaher Corporation ^                                     3,500       253,540
  Emerson Electric Co.                                     12,000       528,840
  FedEx Corp.                                               4,500       488,790
  General Dynamics Corporation                              6,200       460,970
  General Electric Company                                105,400     3,921,934
  Honeywell International Inc.                             12,500       565,500
  Illinois Tool Works Inc.                                 13,300       614,327
  Ingersoll-Rand Company Ltd. Class A                       7,000       273,910
  Lockheed Martin Corporation                               4,000       368,280
  Masco Corporation ^                                       4,200       125,454
  Norfolk Southern Corporation                             10,000       502,900
  Northrop Grumman Corporation                              5,000       338,500
  Rockwell Automation, Inc.                                 2,500       152,700
  Southwest Airlines Co.                                    5,700        87,324
  Textron Inc.                                              4,500       421,965
  Tyco International Ltd.                                  10,397       316,069
  Union Pacific Corporation                                 2,000       184,040
  United Parcel Service, Inc., Class B                      9,600       719,808
  United Technologies Corporation ^                        11,000       687,720
  Waste Management, Inc.                                   17,300       636,121
                                                                    -----------
                                                                     14,628,654
                                                                    -----------
INFORMATION TECHNOLOGY - 14.93%
  Adobe Systems Incorporated *                              6,700       275,504
  Agilent Technologies Inc. *                               4,500       156,825
  Analog Devices, Inc.                                      3,500       115,045
  Apple Computer, Inc. *                                    3,000       254,520
  Applied Materials, Inc. ^                                33,800       623,610
  Automatic Data Processing, Inc.                          12,400       610,700
  Cisco Systems, Inc. *                                    82,900     2,265,657
  Corning Incorporated *                                    8,000       149,680
  Dell Inc. *                                               4,700       117,923
  eBay Inc. *                                              17,000       511,190
  Electronic Arts Inc. *                                    5,000       251,800
  Electronic Data Systems Corporation                       5,000       137,750
  EMC Corporation *                                       200,648     2,648,554
  First Data Corporation                                   15,824       403,828

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
  Google Inc., Class A ^ *                                  2,500     1,151,200
  Hewlett-Packard Company                                  19,900       819,681
  Intel Corporation                                        82,500     1,670,625
  International Business Machines Corporation              12,600     1,224,090
  Linear Technology Corporation ^                           4,000       121,280
  Micron Technology, Inc. *                                11,500       160,540
  Microsoft Corporation                                   109,200     3,260,712
  Motorola, Inc.                                           34,700       713,432
  Oracle Corporation *                                     44,272       758,822
  QUALCOMM Inc.                                            17,000       642,430
  Sun Microsystems, Inc. *                                  7,500        40,650
  Symantec Corporation *                                    5,000       104,250
  Texas Instruments Incorporated                           23,900       688,320
  Yahoo! Inc. *                                            18,800       480,152
                                                                    -----------
                                                                     20,358,770
                                                                    -----------
MATERIALS - 2.46%
  Air Products & Chemicals, Inc.                            1,000        70,280
  Alcoa Inc.                                               16,900       507,169
  Dow Chemical Company (The)                               15,400       615,076
  E. I. du Pont de Nemours and Company                     14,800       720,908
  International Paper Company                              10,500       358,050
  Monsanto Company                                         10,160       533,705
  Newmont Mining Corporation                                7,000       316,050
  Praxair, Inc.                                             3,000       177,990
  Rohm and Hass Company                                     1,000        51,120
                                                                    -----------
                                                                      3,350,348
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 0.48%
  Simon Property Group, Inc. ^                              6,500       658,385
                                                                    -----------
                                                                        658,385
                                                                    -----------
TELECOMMUNICATIONS SERVICES - 3.05%
  ALLTEL Corporation                                        4,000       241,920
  AT&T Inc.                                                31,364     1,121,263
  BellSouth Corporation                                    19,000       895,090
  Sprint Nextel Corporation ^                              30,446       575,125
  Verizon Communications Inc.                              35,600     1,325,744
                                                                    -----------
                                                                      4,159,142
                                                                    -----------
UTILITIES - 3.51%
  American Electric Power Company, Inc.                     5,500       234,190
  CenterPoint Energy, Inc.                                 10,000       165,800
  Dominion Resources, Inc.                                  4,600       385,664
  Duke Energy Corporation ^                                15,800       524,718
  Edison International ^                                    6,500       295,620
  Exelon Corporation                                        6,000       371,340
  FirstEnergy Corp.                                         5,000       301,050
  FPL Group, Inc.                                           4,000       217,680
  PG&E Corporation ^                                        9,000       425,970
  Progress Energy, Inc. ^                                   3,500       171,780
  Public Service Enterprise Group Incorporated              6,000       398,280

                                                           NO. OF
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
  Southern Company (The)                                   11,900       438,634
  TXU Corp.                                                12,400       672,204
  Williams Companies, Inc. (The)                            7,000       182,840
                                                                    -----------
                                                                      4,785,770
                                                                    -----------
TOTAL EQUITY SECURITIES
  (cost - $106,625,134)                                             135,782,914
                                                                    -----------

                                                       PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
SHORT-TERM INVESTMENTS - 2.46%
REPURCHASE AGREEMENTS - 2.46%
  Bear, Stearns and Co., Inc. + ++
  (Agreement dated 12/29/2006 to be
  repurchased at $2,107,246), 2.6565%,
  1/2/2007, collateralized by $2,169,076
  in U.S. Treasury Bond Strips)                       $ 2,107         2,106,624

  Bear, Stearns and Co., Inc. + ++
  (Agreement dated 12/29/2006 to be
  repurchased at $642,579), 5.3130%,
  1/2/2007, collateralized by $661,422
  in U.S. Treasury Bond Strips)                          642            642,200

  Bear, Stearns and Co., Inc.
  (Agreement dated 12/29/2006 to be
  repurchased at $606,752), 4.8500%,
  1/2/2007, collateralized by $624,947
  in U.S. Treasury Bond Strips)                          606            606,425
                                                                   ------------
                                                                      3,355,249
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $3,355,249)                                                 3,355,249
                                                                   ------------

TOTAL INVESTMENTS - 102.05%                                         139,138,163
  (cost - $109,980,383)                                             139,138,163
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.05)%                      (2,793,834)
                                                                   ------------
NET ASSETS - 100.00%                                               $136,344,329
                                                                   ============


--------------
ADR American Depositary Receipt
*    Non-income producing security.
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^    Security or a portion thereof is out on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE STRATEGIC VALUE FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2006 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 7, 2007

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2001. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and a former financial consultant of Deep Discount Advisors, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and William A. Clark each manage one other registered closed-end fund (Cornerstone Total Return Fund, Inc.) As of December 31, 2006, the total assets of Cornerstone Total Return Fund, Inc. was $53.4 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2006, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is over $100,000.

(b) None.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 9, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 9, 2007

By: /S/ JODI B. LEVINE
----------------------
Name: Jodi B. Levine
Title: Principal Financial Officer
Date: March 9, 2007